FINANCING RECEIVABLES ON NONACCRUAL STATUS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loans On Nonaccrual Status [Line Items]
Total	$ 721	$ 1,061
Commercial Loan [Member] | Operating [Member]
Loans On Nonaccrual Status [Line Items]
Total	538	673
Commercial Loan [Member] | Real Estate 1-4 Family [Member]
Loans On Nonaccrual Status [Line Items]
Total	19	179
Commercial Loan [Member] | Real Estate Other [Member]
Loans On Nonaccrual Status [Line Items]
Total	97	69
Residential Real Estate [Member] | Residential Real Estate Other [Member]
Loans On Nonaccrual Status [Line Items]
Total	15	18
Consumer Loan [Member] | Equity [Member]
Loans On Nonaccrual Status [Line Items]
Total	42	99
Consumer Loan [Member] | Consumer Portfolio Segment [Member]
Loans On Nonaccrual Status [Line Items]
Total	$ 10	$ 23